Fair Value Measurements (Narratives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures
Other-than-temporary impairment charges	$ 9,910
Redeemable noncontrolling interest | Maximum
Fair value inputs
Discount rate	26.00%
Lack of Marketability	30.00%
EBITDA Multiple	5
Redeemable noncontrolling interest | Minimum
Fair value inputs
Discount rate	22.00%
Lack of Marketability	20.00%
EBITDA Multiple	3
Deferred acquistion receivable | Maximum
Fair value inputs
Leverage adjusted unsecured spread	3.25%
Illiquidity Adjustment	1.00%
Deferred acquistion receivable | Minimum
Fair value inputs
Leverage adjusted unsecured spread	2.75%
Illiquidity Adjustment	0.50%
Hotel
Fair value inputs
Discount rate	10.00%
Lack of Marketability	7.50%
Capitalization rate	9.50%
CPA 16 - Global | Maximum
Fair value inputs
Discount rate	15.75%
Gen and admin to assets ratio	0.45%
CPA 16 - Global | Minimum
Fair value inputs
Discount rate	12.75%
Gen and admin to assets ratio	0.35%